Investment Strategy	Feb. 24, 2026
YieldMax(R) WarTech & Cyber Defense Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks defined income (i.e., a set annual income target as discussed below) and capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of WarTech & Cyber Defense Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or WarTech & Cyber Defense ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

Tidal Investments LLC (the “Adviser”) selects WarTech & Cyber Defense Companies in which the Fund will invest. WarTech & Cyber Defense Companies are companies engaged in the following:

●	Cybersecurity: Companies that develop and provide network, cloud, data, and infrastructure security; threat detection and identity protection.

●	Defense & Aerospace: Companies that design, manufacture, or supply military aircraft, weapons systems, sensors, radar, satellites, and defense electronics.

●	Autonomous & Advanced Defense Systems: Companies that develop, produce, or deploy drones/UAVs, counter-drone systems, robotics, and AI-enabled defense technologies.

●	Defense IT & Secure Communications: Companies that deliver, implement, or support mission-critical software, secure communications equipment, and national-security IT services.

To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

WarTech & Cyber Defense Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the WarTech & Cyber Defense Companies, which subjects the Fund to specific industry-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and fifty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies on some or all of the Underlying Securities focused on generating premiums. Also, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ options strategies using options on a “WarTech & Cyber Defense ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of a WarTech & Cyber Defense Index (described below)). Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a periodic basis, generally weekly to monthly (but subject to market conditions), the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of WarTech & Cyber Defense Companies and in options contracts on WarTech & Cyber Defense Companies and on WarTech & Cyber Defense ETFs. For purposes of the foregoing, the Fund defines a “WarTech & Cyber Defense Company” as a company that derives 50% or more of its revenue in one or more of the following themes: (i) Cybersecurity — network, cloud, data, and infrastructure security; threat detection and identity protection, (ii) Defense & Aerospace — military aircraft, weapons systems, sensors, radar, satellites, and defense electronics, (iii) Autonomous & Advanced Defense Systems — drones/UAVs, counter-drone systems, robotics, and AI-enabled defense technologies, (iv) Defense IT & Secure Communications — mission-critical software, secure communications equipment, and national-security IT services. The Fund defines a “WarTech & Cyber Defense ETF” as a U.S.-listed ETF that seeks to track the performance of a WarTech or Cyber Defense Strategy or Index. Lastly, the Fund defines a “WarTech & Cyber Defense Strategy or Index” as a strategy or benchmark that invests in a selection of stocks from companies operating in any of the WarTech or Cyber Defense sectors.

The Fund will seek to provide weekly cash distributions. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of WarTech & Cyber Defense Companies and in options contracts on WarTech & Cyber Defense Companies and on WarTech & Cyber Defense ETFs.
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks defined income (i.e., a set annual income target as discussed below) and capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Strategic Metals & Mining Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Strategic Metals & Mining ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

Tidal Investments LLC (the “Adviser”) selects Strategic Metals & Mining Companies in which the Fund will invest. Strategic Metals & Mining Companies are companies engaged in the following:

●	Precious Metals Mining: Companies engaged in the exploration, extraction, and production of gold, silver, platinum group metals.

●	Base Metals Mining: Companies that explore for, extract, or produce copper, nickel, zinc, aluminum and related industrial metals.

●	Rare Earth & Critical Minerals: Companies involved in the exploration, mining, processing, or production of rare earth elements (REE), lithium, cobalt, graphite, manganese, and other minerals identified as critical by major jurisdictions.

●	Processing & Refining: Companies involved in metal refining, concentration, separation, and advanced materials production tied to the metals above.

●	Nuclear Energy Production and Related: Companies engaged in Uranium exploration, mining, refining and processing; manufacturing of equipment, components and technology for the uranium industry; production, development, or management of nuclear energy production facilities; investment trusts that provide exposure to physical uranium.

To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Strategic Metals & Mining Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the Strategic Metals & Mining Companies, which subjects the Fund to specific industry-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and fifty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies on some or all of the Underlying Securities focused on generating premiums. Also, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ options strategies using options on a “Strategic Metals & Mining ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of a Strategic Metals & Mining Index (described below)). Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a periodic basis, generally weekly to monthly (but subject to market conditions), the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Strategic Metals & Mining Companies and in options contracts on Strategic Metals & Mining Companies and Strategic Metals & Mining ETFs. For purposes of the foregoing, the Fund defines a “Strategic Metals & Mining Company” as a company that derives 50% or more of its revenue in one or more of the following themes: (i) Precious Metals Mining – gold, silver, platinum group metals, (ii) Base Metals Mining – copper, nickel, zinc, aluminum and related industrial metals, (iii) Rare Earth & Critical Minerals – rare earth elements (REE), lithium, cobalt, graphite, manganese, and other minerals identified as critical by major jurisdictions, (iv) Processing & Refining – companies involved in metal refining, concentration, separation, and advanced materials production tied to the metals above, (v) Nuclear Energy Production and Related - Uranium exploration, mining, refining and processing; manufacturing of equipment, components and technology for the uranium industry; production, development, or management of nuclear energy production facilities; investment trusts that provide exposure to physical uranium.  The Fund defines a “Strategic Metals & Mining ETF” as a U.S.-listed ETF that seeks to track the performance of a Strategic Metals & Mining Strategy or Index. Lastly, the Fund defines a “Strategic Metals & Mining Strategy or Index” as a strategy or index that invests in a selection of stocks from companies operating in any of the Strategic Metals and Mining sectors.

The Fund will seek to provide weekly cash distributions. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Strategic Metals & Mining Companies and in options contracts on Strategic Metals & Mining Companies and Strategic Metals & Mining ETFs.
YieldMax(R) Digital Finance Ecosystem Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks defined income (i.e., a set annual income target as discussed below) and capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of Digital Finance Ecosystem Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or Digital Finance Ecosystem ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

Tidal Investments LLC (the “Adviser”) selects Digital Finance Ecosystem Companies in which the Fund will invest. Digital Finance Ecosystem Companies are companies engaged in the following:

●	Platform & Infrastructure Companies: Companies that operate, develop, or provide digital exchanges, brokerage/clearing platforms, payments/wallet networks, marketplace platforms.

●	Financial Services & Fintech Companies: Companies that offer, operate, or enable digital banks, consumer finance platforms, robo-advisors, peer-to-peer lenders, payment solutions, embedded-finance providers.

●	Enabling Technology Companies: Companies that develop, supply, or support software, cloud, storage, cybersecurity, Stablecoins, and hardware supporting the digital finance value chain.

●	Digital Monetization Platforms: Companies that operate or provide interactive consumer finance/gambling/gaming platforms that integrate payments, trading, and platform finance services.

To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Digital Finance Ecosystem Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the Digital Finance Ecosystem Companies, which subjects the Fund to specific industry-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and fifty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies on some or all of the Underlying Securities focused on generating premiums. Also, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ options strategies using options on a “Digital Finance Ecosystem ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of a Digital Finance Ecosystem Index (described below)). Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a periodic basis, generally weekly to monthly (but subject to market conditions), the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Digital Finance Ecosystem Companies, and in options contracts on Digital Finance Ecosystem Companies and Digital Finance Ecosystem ETFs. For purposes of the foregoing, the Fund defines a “Digital Finance Ecosystem Company” as a company that derives 50% or more of its revenue in one or more of the following themes: (i) Platform & infrastructure companies – digital exchanges, brokerage/clearing platforms, payments/wallet networks, marketplace platforms, (ii) Financial services & fintech companies – digital banks, consumer finance platforms, robo-advisors, peer-to-peer lenders, payment solutions, embedded-finance providers, (iii) Enabling technology companies – software, cloud, storage, cybersecurity, Stablecoins, and hardware supporting the digital finance value chain and (iv) Digital monetization platforms – interactive consumer finance/gambling/gaming platforms that integrate payments, trading, and platform finance services. The Fund defines a “Digital Finance Ecosystem ETF” as a U.S. or foreign-listed ETF that seeks to track the performance of a Digital Finance Ecosystem Strategy or Index. Lastly, the Fund defines a “Digital Finance Ecosystem Strategy or Index” as a strategy or benchmark that invests in a selection of stocks from companies operating in any of the Digital Finance Ecosystem sectors.

The Fund will seek to provide weekly cash distributions. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Digital Finance Ecosystem Companies, and in options contracts on Digital Finance Ecosystem Companies and Digital Finance Ecosystem ETFs.
YieldMax(R) RoboTech & Automation Portfolio Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks defined income (i.e., a set annual income target as discussed below) and capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio of U.S.-listed equity securities of RoboTech & Automation Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities and/or RoboTech & Automation ETFs (described below). Additionally, the Fund will maintain a minor allocation to cash, money market funds or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

Tidal Investments LLC (the “Adviser”) selects RoboTech & Automation Companies in which the Fund will invest. RoboTech & Automation Companies are companies engaged in the following:

●	Hardware & Components Companies: Companies that design, manufacture, or supply semiconductors, sensors, electrical/mechanical equipment, actuators, and precision instruments that are primarily used in, or integral to, robotics systems and industrial or service automation applications.

●	Systems & Integration Companies: Companies that develop, produce, or integrate industrial machinery, factory automation, robotics integrators, autonomous mobility systems, and logistics/warehouse automation.

●	Software & Control Companies: Companies that develop, provide, or enable automation control software, robotics operating systems, computer vision, AI/perception tools, and electronic instrumentation supporting automated processes.

To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

RoboTech & Automation Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the RoboTech & Automation Companies, which subjects the Fund to specific industry-related risks.

The Fund’s portfolio will generally be comprised of between fifteen and fifty companies. Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities.

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies on some or all of the Underlying Securities focused on generating premiums. Also, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ options strategies using options on a “RoboTech & Automation ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of a RoboTech & Automation Index (described below)). Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a periodic basis, generally weekly to monthly (but subject to market conditions), the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of RoboTech & Automation Companies and in options contracts on RoboTech & Automation Companies and RoboTech & Automation ETFs. For purposes of the foregoing, the Fund defines a “RoboTech & Automation Company” as a company that derives 50% or more of its revenue in one or more of the following themes: (i) Hardware & Components — semiconductors, sensors, electrical/mechanical equipment, actuators, and precision instruments, (ii) Systems & Integration — industrial machinery, factory automation, robotics integrators, autonomous mobility systems, and logistics/warehouse automation, (iii) Software & Control — automation control software, robotics operating systems, computer vision, AI/perception tools, and electronic instrumentation supporting automated processes. The Fund defines a “RoboTech & Automation ETF” as a US-listed ETF that seeks to track the performance of a RoboTech & Automation Strategy or Index. Lastly, the Fund defines a “RoboTech & Automation Strategy or Index” as a strategy or benchmark that invests in a selection of stocks from companies operating in any of the RoboTech & Automation sectors.

The Fund will seek to provide weekly cash distributions. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of RoboTech & Automation Companies and in options contracts on RoboTech & Automation Companies and RoboTech & Automation ETFs.